Intangible Assets and Goodwill - Schedule of Intangible Assets and Goodwill (Details) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets, at cost	$ 8,441,463	$ 7,189,723	$ 7,179,722
Accumulated amortization	(1,645,612)	(1,063,165)	(346,245)
Intangible assets, net of accumulated amortization	6,795,851	6,126,558	6,833,477	[1]
Goodwill	$ 4,483,069	4,181,991	4,181,991	[1]
Mimio [Member]
Goodwill		44,931	44,931
Boxlight [Member]
Goodwill		$ 4,137,060	4,137,060
Patents [Member]
Useful lives	10 years	10 years
Intangible assets, at cost	$ 401,396	$ 67,395	67,395
Customer Relationships [Member]
Useful lives	10 years	10 years
Intangible assets, at cost	$ 4,074,955	$ 3,567,396	3,567,396
Trademarks [Member]
Useful lives	10 years	10 years
Intangible assets, at cost	$ 3,951,157	$ 3,554,932	$ 3,544,931

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis